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                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                        SUPPLEMENT DATED OCTOBER 17, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)


The subaccount investing in the Roszel/Sound Large Cap Core Portfolio is currently closed to allocations of premiums for Contracts issued on or after October 17, 2003.

                                      * * *

If you have any questions about this change, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.